COMMITMENTS AND CONTINCENGIES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
COMMITMENTS AND CONTINCENGIES
Rent expense	$ 186,000	$ 190,000	$ 143,000
Cash Flow, Operating Activities, Lessee [Abstract]
Operating Lease, Payments	141,445	76,971
Right Of Use Assets Obtained In Exchange For Lease Liabilities [Abstract]
Operating lease	$ 378,719	$ 192,723